Acquisition of SMCB (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Business Acquisition

Consideration:
Promissory note	$1,750,000
119,742 shares of common stock	316,000
Assumption of debt	2,008,000
Total	$4,074,000

Identifiable net assets acquired:
Cash and cash equivalents	$593,000
Accounts receivable, net	319,000
Prepaid expenses and other current assets	377,000
Property and equipment, net	11,000
Other non-current assets	489,000
Accounts payable and accrued expenses	(372,000)
Other current liabilities	(975,000)
Net assets acquired	442,000
Goodwill	$3,632,000

Schedule of Pro Forma Financial Information
	Six Months Ended
	June 30, 2025	June 30, 2024
Net revenue	$7,438,000	$6,135,000
Operating loss from continuing operations	(4,539,000)	(8,689,000)
Net loss	$(11,313,000)	$(8,735,000)